Additional Information - Condensed Financial Statements of Parent Company Additional Information (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	66,954,634	66,158,741
Common shares, shares outstanding (in shares)	66,954,634	66,158,741
Reportable legal entities | Parent Company
Condensed Financial Statements
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	66,954,634	66,158,741
Common shares, shares outstanding (in shares)	66,954,634	66,158,741